Other Assets - Additional Information (Detail) - Other assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Assets [line items]
Amortization expense	$ 9	$ 10	$ 11
Bottom of range [member]
Disclosure of Other Assets [line items]
Estimated useful ives	1 year
Top of range [member]
Disclosure of Other Assets [line items]
Estimated useful ives	12 years